Performance Management - First Trust Nasdaq-100 Select Equal Weight ETF	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, the prior Index, a broad-based securities market index and a market index. The Fund’s performance information is accessible on the Fund’s website at http://www.ftportfolios.com.On December 22, 2025, the Fund’s underlying index changed from the NASDAQ-100 Equal WeightedTM Index to Nasdaq-100 Select Equal WeightTM Index. Therefore, any Fund performance and historical returns shown below that incorporate Fund performance prior to December 22, 2025 reflect performance of the Fund based on the NASDAQ-100 Equal WeightedTM Index and are not necessarily indicative of the performance that the Fund, based on Nasdaq-100 Select Equal WeightTM Index, would have generated.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, the prior Index, a broad-based securities market index and a market index.
Bar Chart [Heading]	First Trust Nasdaq-100 Select Equal Weight ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter28.33%June 30, 2020Worst Quarter-18.36%June 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 22, 2025 reflect performance of the Fund based on the Nasdaq-100 Equal WeightedTM Index and are not necessarily indicative of the performance that the Fund, based on the Nasdaq-100 Select Equal WeightTM Index, would have generated.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
First Trust Nasdaq-100 Select Equal Weight ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022